Net Loss Per Share Attributable to Common Stockholders- Excluded From Calculation (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Outstanding common stock equivalents have been excluded from diluted net loss per common share
Outstanding common stock equivalents have been excluded from diluted net loss per common share (in shares)	8,889,231	1,664,427	8,560,885	1,723,914
Options
Outstanding common stock equivalents have been excluded from diluted net loss per common share
Outstanding common stock equivalents have been excluded from diluted net loss per common share (in shares)	2,528,650	894,766	2,571,220	919,506
Warrants to purchase common stock
Outstanding common stock equivalents have been excluded from diluted net loss per common share
Outstanding common stock equivalents have been excluded from diluted net loss per common share (in shares)	6,339,792	748,872	5,968,876	748,872
Restricted stock units
Outstanding common stock equivalents have been excluded from diluted net loss per common share
Outstanding common stock equivalents have been excluded from diluted net loss per common share (in shares)	20,789	20,789	20,789	55,536